Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Due from related parties

		December 31, 2022	December 31, 2021
Ji Meng	Director of Purchase Department	$10,439	$—
Zuogang Luo	Vice President	19,544	—
Total		$29,983	$—

Schedule of Due to related parties

		December 31, 2022	December 31, 2021
Yimin Wu	Chairman of the Board of Directors and former CEO	$36,664	$—
Zhiguo Li	Director of Beijing Infobird	6,223	—
Weimin Wu	Brother of Yimin Wu	4,619	—
Shengmin Wu	Director of Guiyang Infobird	3,135	—
Qi Gu	Shareholder of Shanghai Qishuo	3,030	—
Total		$53,671	$—